Trading Activities (Tables)	12 Months Ended
Dec. 31, 2022
Trading Activities [Abstract]
Trading Assets and Liabilities
Table 2.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 2.1: Trading Assets and Liabilities

(in millions)	Dec 31, 2022	Dec 31, 2021
Trading assets:
Debt securities	$86,155	88,265
Equity securities (1)	26,910	27,476
Loans held for sale	1,466	3,242
Gross trading derivative assets (1)	77,148	48,325
Netting (2)	(54,922)	(28,146)
Total trading derivative assets	22,226	20,179
Total trading assets	136,757	139,162
Trading liabilities:
Short sale and other liabilities	20,304	20,685
Long-term debt	1,346	—
Gross trading derivative liabilities (1)	77,698	42,449
Netting (2)	(59,232)	(33,978)
Total trading derivative liabilities	18,466	8,471
Total trading liabilities	$40,116	29,156
(1)In first quarter 2022, we prospectively reclassified certain equity securities and related economic hedge derivatives from “not held for trading activities” to “held for trading activities” to better reflect the business activity of those financial instruments. For additional information on Trading Activities, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level counterparty valuation adjustments.

Net Interest Income and Net Gains (Losses) from Trading Activities
Table 2.2 provides a summary of the net interest income earned from trading securities, and net gains and losses due to the realized and unrealized gains and losses from trading activities.
Net interest income also includes dividend income on trading securities and dividend expense on trading securities we have sold, but not yet purchased.
Table 2.2: Net Interest Income and Net Gains (Losses) from Trading Activities

	Year ended December 31,
(in millions)	2022	2021	2020
Interest income:
Debt securities	$2,466	2,086	2,530
Equity securities (1)	497	441	366
Loans held for sale	48	40	30
Total interest income	3,011	2,567	2,926
Less: Interest expense	592	405	442
Net interest income	2,419	2,162	2,484
Net gains (losses) from trading activities (2):
Debt securities	(10,053)	(1,796)	2,697
Equity securities (1)	(3,823)	4,491	(630)
Loans held for sale	6	54	28
Long-term debt	52	—	—
Derivatives (1)(3)	15,934	(2,465)	(923)
Total net gains from trading activities	2,116	284	1,172
Total trading-related net interest and noninterest income	$4,535	2,446	3,656
(1)In first quarter 2022, we prospectively reclassified certain equity securities and related economic hedge derivatives from “not held for trading activities” to “held for trading activities” to better reflect the business activity of those financial instruments. For additional information on Trading Activities, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents realized gains (losses) from our trading activities and unrealized gains (losses) due to changes in fair value of our trading positions.
(3)Excludes economic hedging of mortgage banking and asset/liability management activities, for which hedge results (realized and unrealized) are reported with the respective hedged activities.